Financial instruments (Tables)	9 Months Ended
Sep. 30, 2025
Financial instruments
Schedule of carrying amount and fair value of financial instruments

Carrying amount and fair value of financial instruments

in € K

September 30, 2025	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	958,296	297,652	—	—	1,255,948	297,652	—	—
Trade accounts and other receivables from unrelated parties	3,111,769	—	—	86,841	3,198,610	—	—	—
Accounts receivable from related parties	33,026	—	—	—	33,026	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	16,774	16,774	—	16,774	—
Derivatives - not designated as hedging instruments	—	113,106	—	—	113,106	—	113,106	—
Derivatives embedded in Virtual Power Purchase Agreements (vPPAs)	—	9,284	—	—	9,284	—	—	9,284
Equity investments	—	44,999	59,718	—	104,717	27,556	61,719	15,442
Debt securities	—	91,388	304,837	—	396,225	396,225	—	—
Other financial assets(1)	327,982	110,388	—	91,156	529,526	—	—	110,388
Other current and non-current assets	327,982	369,165	364,555	107,930	1,169,632	—	—	—
Financial assets	4,431,073	666,817	364,555	194,771	5,657,216	—	—	—

Accounts payable to unrelated parties	708,525	—	—	—	708,525	—	—	—
Accounts payable to related parties	101,185	—	—	—	101,185	—	—	—
Short-term debt	67,486	—	—	—	67,486	—	—	—
Long-term debt	6,798,661	—	—	—	6,798,661	6,207,690	324,068	—
Lease liabilities	—	—	—	3,606,518	3,606,518	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,578	1,578	—	1,578	—
Derivatives - not designated as hedging instruments	—	9,018	—	—	9,018	—	9,018	—
Derivatives embedded in vPPAs	—	8,726	—	—	8,726	—	—	8,726
Variable payments outstanding for acquisitions	—	2,426	—	—	2,426	—	—	2,426
Put option liabilities	—	—	—	828,330	828,330	—	—	828,330
Other financial liabilities(2)	1,411,118	—	—	—	1,411,118	—	—	—
Other current and non-current liabilities	1,411,118	20,170	—	829,908	2,261,196	—	—	—
Financial liabilities	9,086,975	20,170	—	4,436,426	13,543,571	—	—	—

Carrying amount and fair value of financial instruments

in € K

December 31, 2024	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	939,197	240,990	—	—	1,180,187	240,990	—	—
Trade accounts and other receivables from unrelated parties	3,258,181	—	—	87,479	3,345,660	—	—	—
Accounts receivable from related parties	40,936	—	—	—	40,936	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,362	4,362	—	4,362	—
Derivatives - not designated as hedging instruments	—	21,453	—	—	21,453	—	21,453	—
Equity investments	—	120,813	66,787	—	187,600	90,483	67,963	29,154
Debt securities	—	95,574	369,858	—	465,432	465,432	—	—
Other financial assets(1)	307,163	142,264	—	101,322	550,749	—	—	142,264
Other current and non-current assets	307,163	380,104	436,645	105,684	1,229,596	—	—	—
Financial assets	4,545,477	621,094	436,645	193,163	5,796,379	—	—	—

Accounts payable to unrelated parties	864,500	—	—	—	864,500	—	—	—
Accounts payable to related parties	80,044	—	—	—	80,044	—	—	—
Short-term debt	2,099	—	—	—	2,099	—	—	—
Long-term debt	6,836,108	—	—	—	6,836,108	6,015,977	340,921	—
Lease liabilities	—	—	—	4,140,701	4,140,701	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	15,388	15,388	—	15,388	—
Derivatives - not designated as hedging instruments	—	26,615	—	—	26,615	—	26,615	—
Derivatives embedded in vPPAs	—	25,394	—	—	25,394	—	—	25,394
Variable payments outstanding for acquisitions	—	7,933	—	—	7,933	—	—	7,933
Put option liabilities	—	—	—	1,299,117	1,299,117	—	—	1,299,117
Other financial liabilities(2)	951,611	—	—	—	951,611	—	—	—
Other current and non-current liabilities	951,611	59,942	—	1,314,505	2,326,058	—	—	—
Financial liabilities	8,734,362	59,942	—	5,455,206	14,249,510	—	—	—
(1)

As of September 30, 2025, other financial assets primarily include receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S., lease receivables, notes receivable, deposits, guarantees, securities, vendor and supplier rebates, receivables related to consent agreement on certain pharmaceuticals as well as receivables from sale of investments. As of December 31, 2024, other financial assets primarily include receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S., lease receivables, notes receivable, deposits, guarantees, securities, receivables related to consent agreement on certain pharmaceuticals, vendor and supplier rebates as well as receivables from sale of investments.

(2)

As of September 30, 2025 other financial liabilities primarily include liabilities for shares yet to be repurchased under the Company’s share buy-back program, receivable credit balances and goods and services received. As of December 31, 2024, other financial liabilities primarily include receivable credit balances and goods and services received.

Schedule of sensitivities of derivatives embedded in vPPAs to changes in unobservable inputs

Sensitivities of derivatives embedded in vPPAs to changes in unobservable inputs in € K

Change in expected electricity prices		Change in expected production volumes		Change in expected interest rates
10% increase	10% decrease	10% increase	10% decrease	1% increase	1% decrease
26,135	(25,986)	56	(56)	426	(515)

Schedule of reconciliation of level 3 financial instruments

Reconciliation of derivatives embedded in vPPAs

in € K

	2025	2024

	Derivatives embedded in the vPPAs - (Liabilities)/Assets
Beginning balance at January 1,	(25,394)	—
Settlements	8,663	460
Gain (loss) recognized in profit or loss (1)	16,162	(24,959)
Foreign currency translation and other changes	1,127	(895)
Ending balance at September 30, and December 31,	558	(25,394)

(1)Includes realized and unrealized gains / losses.

Reconciliation from beginning to ending balance of level 3 financial instruments in € K

	2025				2024
		Variable		Other		Variable		Other
		payments		financial		payments		financial
		outstanding		assets		outstanding		assets
	Equity	for	Put option	measured at	Equity	for	Put option	measured at
	investments	acquisitions	liabilities	FVPL (1)	investments	acquisitions	liabilities	FVPL (1)

Beginning balance at January 1,	29,154	7,933	1,299,117	142,264	32,002	35,751	1,372,008	—
Increase	1,553	678	14,431	7,397	3,085	86	8,127	41,225
Decrease	—	(4,649)	(335,735)	(16,176)	—	(23,472)	(71,990)	(2,292)
Reclassifications	—	—	—	—	—	—	—	90,457	(2)
Gain / loss recognized in profit or loss(3)	(12,422)	(942)	—	(8,564)	(7,773)	(4,796)	—	4,987
Gain / loss recognized in equity	—	—	(7,103)	—	—	—	(91,987)	—
Foreign currency translation and other changes	(2,843)	(594)	(142,380)	(14,533)	1,840	364	82,959	7,887
Ending balance at September 30, and December 31,	15,442	2,426	828,330	110,388	29,154	7,933	1,299,117	142,264
(1)	As of September 30, 2025 and as of December 31, 2024, other financial assets measured at FVPL consist of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S. and receivables from sale of investments.
(2)	Receivables for royalty payments from one of the Company’s equity investments were previously reported as a non-financial asset and were revised as of March 31, 2024.
(3)	Includes realized and unrealized gains / losses.